Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Statement of cash flows [abstract]
Loss before taxes from continuing operations		€ (565.9)	€ (36.2)	[1]	€ (22.6)	[2]
Loss before taxes from discontinued operations		(26.4)	(8.3)	[2]	(5.0)	[2]
Loss before taxes from continuing operations		(592.3)	(44.4)	[2]	(27.6)	[2]
Adjustments for
Depreciation, amortization and impairment		308.8	29.1	[2]	24.5	[2]
Income from investments accounted for using the equity method		1.2	1.3	[1]	0.7	[2]
Net finance costs		(15.0)	4.6	[2]	7.1	[2]
Equity-based compensation expense		17.1	2.7		0.1
Other non-cash income and expenses		1.7	(3.9)	[2]	0.0	[2]
Listing expenses (IFRS 2 service charge)		121.9	0.0	[2]	0.0	[2]
Change in other non-current assets		1.3	(0.7)	[2]	(0.2)	[2]
Change in other non-current liabilities		8.9	0.7	[2]	(0.3)	[2]
Change in:
Inventories		(40.4)	(29.2)	[2]	(10.9)	[2]
Trade receivables		3.3	(4.6)	[2]	(1.1)	[2]
Other current financial assets		(0.1)	(10.7)	[2]	(3.5)	[2]
Other current assets		(9.9)	(12.2)	[2]	4.4	[2]
Current provisions		(3.9)	2.0	[2]	2.5	[2]
Trade payables		32.4	19.0	[2]	(9.0)	[2]
Other current financial liabilities		(0.4)	7.8	[2]	(5.2)	[2]
Other current liabilities		(46.1)	5.1	[2]	9.6	[2]
Contract liabilities		2.9	(1.0)	[2]	2.2	[2]
Income tax payments and refunds		(1.8)	0.1	[2]	(0.1)	[2]
Cash flow used in continuing operating activities		(183.9)	(26.1)	[2]	(1.8)	[2]
Cash flow used in discontinued operating activities, net		(6.6)	(4.3)	[2]	(2.5)	[2]
Net cash flow used in operating activities		(190.5)	(30.4)	[2]	(4.2)	[2]
Purchase of intangible assets and property, plant and equipment		(45.5)	(24.4)	[2]	(25.7)	[2]
Proceeds from the sale of intangible assets and property, plant and equipment		0.9	1.5	[2]	0.0	[2]
Acquisition of subsidiaries, net of cash acquired		(192.9)	(7.5)	[2]	(0.3)	[2]
Acquisition of shares in equity method investments		0.0	0.0	[2]	(1.2)	[2]
Cash flow used in continuing investing activities		(237.5)	(30.4)		(27.2)
Cash flow used in discontinued investing activities, net		(0.6)	(1.2)	[2]	(0.9)	[2]
Net cash flow used in investing activities		(238.1)	(31.6)	[2]	(28.1)	[2]
Proceeds from capital contributions		402.7	0.0	[2]	0.0	[2]
Transaction costs related to the Company Listing		(5.9)	0.0	[2]	0.0	[2]
Proceeds from the issue of convertible loans		0.0	0.0	[2]	24.4	[2]
Repayments of financial liabilities to related parties		0.0	(1.3)	[2]	(25.2)	[2]
Proceeds from financial liabilities from related parties		80.1
Proceeds of financial liabilities from financial institutions		27.0	75.0	[2]	34.0	[2]
Repayment of financial liabilities to financial institutions		(78.5)	(30.9)	[2]	(0.1)	[2]
Acquisition of non-controlling interests		0.0	(4.7)	[2]	(0.4)	[2]
Proceeds from the recapitalization		23.6	0.0	[2]	0.0	[2]
Proceeds of other loans	[2]		0.2		0.0
Repayment of other loans		(0.7)	0.0	[2]	(0.4)	[2]
Payments for lease liabilities		(19.1)	(10.1)	[2]	(7.4)	[2]
Interest paid		(5.9)	(3.4)	[2]	(4.0)	[2]
Cash flow from continuing financing activities		423.3	24.8	[2]	21.0	[2]
Cash flow used in discontinued financing activities, net		(0.5)	(7.7)	[2]	(1.2)	[2]
Net cash flow from financing activities		422.8	17.1	[2]	19.8	[2]
Effect of exchange rate changes on cash and cash equivalents		(1.9)	0.0	[2]	0.0	[2]
Change in cash and cash equivalents		(7.7)	(44.8)	[2]	(12.5)	[2]
Cash and cash equivalents as of October 1	[2]	50.7	95.6		108.1
Cash and cash equivalents as of September 30		€ 43.0	€ 50.7	[2]	€ 95.6	[2]

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.
[2]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.